Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Income Taxes

9. Income Taxes

The provision for income taxes in interim periods is computed by applying an estimated annual effective tax rate against earnings before income tax expense for the period. In addition, non-recurring or discrete items are recorded during the period in which they occur.

During the nine months ended September 30, 2018 a tax benefit of $59,959 was recorded primarily due to a discrete adjustment for return to provision adjustments. During the nine months ended September 30, 2017 a tax expense of $134,680 was recorded based on the annual effective tax rate as adjusted for discrete adjustment for return to provision adjustments. As of December 31, 2017 income tax payable of $355,063 was recognized on the balance sheet as a result of the alternative minimum tax payable.

The Company is required to establish a valuation allowance for deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on available evidence, realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considered projected future taxable income, tax planning strategies, and reversal of taxable temporary differences in making this assessment. As such, the Company has determined that a full valuation allowance against its deferred tax assets is required as of September 30, 2018 and December 31, 2017. The gross deferred tax assets and liabilities as of December 31, 2017 were $7,879,591 and $181,233, respectively, for which a valuation allowance was recorded against its net deferred tax assets.

There were no unrecognized tax benefits as of September 30, 2018 and December 31, 2017.

8. Income Taxes

The Company’s regular taxable income for both the year ended December 31, 2017 and 2016 was fully offset by the utilization of net operating loss carryforwards that reduced the Company’s regular taxable income to zero. $355,063 of income tax payable and income tax expense was recognized in the accompanying consolidated financial statements as of and for the year ended December 31, 2017 as a result of Alternative Minimum Tax payable for that year.

Total gross deferred tax assets as of December 31, 2017 and 2016 were $7,879,591 and $18,339,141, respectively. Total gross deferred tax liabilities as of December 31, 2017 and 2016 were $181,233 and $2,625, respectively. The most significant component of deferred tax assets are Federal and state net operating loss carryforwards, R&D tax credits, foreign tax credits, and temporary differences arising from internal-use software capitalization.

There were no unrecognized tax benefits as of December 31, 2017 or 2016.

As of December 31, 2017, the Company has remaining Federal and state net operating loss carryforwards of approximately $8,177,342 and $25,597,175, respectively. The Federal loss carryforward begins to expire in 2025 and the state carryforwards begin to expire in 2026.

Under Section 382 and 383 of the Internal Revenue Code of 1986, as amended (“Section 382”), a corporation that undergoes an “ownership change” is subject to limitations on its ability to utilize its pre-change net operating losses, or tax credits to offset future taxable income. The Company performed a Section 382 analysis based on an ownership change that occurred on February 18, 2015 and concluded that there are limitations on the utilization of the Company’s net operating loss carryforwards under Section 382. The study concluded that from a total of $126,550,309 net operating losses available as of February 18, 2015, $123,834,356 will expire under the rules of Section 382.

The Company has assessed its ability to realize its deferred tax assets as of December 31, 2017 and 2016. Despite the Company recording net income in the year ended December 31, 2017, based on a history of losses and uncertainties surrounding the Company’s ability to generate future taxable income to realize these deferred tax assets, the Company has determined it is more-likely-than-not that the net deferred tax assets are not fully realizable as of December 31, 2017 or 2016, and therefore a full valuation allowance has been recorded. The valuation allowance decreased by $9,230,405 and $27,009,831 during the years ended December 31, 2017 and 2016, respectively. The total valuation allowance was $9,262,471 and $18,336,516 at December 31, 2017 and 2016, respectively.

In December 2017, the Tax Cuts and Jobs Act (the “2017 Act) was enacted. The 2017 Tax Act includes a number of changes to existing U.S. tax laws that impact the company, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent for tax years beginning after December 31, 2017. The 2017 Tax Act also provides for the acceleration of depreciation for certain assets placed in service after September 27, 2017 as well as prospective changes beginning in 2018, including additional limitations on executive compensation, limitations on the deductibility of interest and capitalization of research and development expenditures.

The company recognized the income tax effects of the 2017 Tax Act in its 2017 financial statements in accordance with Staff Accounting Bulletin No. 118, which provides SEC staff guidance for the application of ASC Topic 740, Income Taxes, in the reporting period in which the 2017 Act was signed into law. As such, the Company’s financial results reflect the income tax effects of the 2017 Tax Act for which the accounting under ASC Topic 740 is complete and provisional amounts for those specific income tax effects of the 2017 Tax Act for which the accounting under ASC Topic 740 is incomplete but a reasonable estimate could be determined.

Reduction of the U.S. Corporate Income Tax Rate

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from the highest graduated tax 35 percent to a 21 percent flat tax, resulting in a net decrease of $5,151,431 in the gross deferred tax assets for the year ended December 31, 2017.